RESTRUCTURING	12 Months Ended
Dec. 31, 2020
RESTRUCTURING
RESTRUCTURING

17.    RESTRUCTURING

During the year ended December 31, 2017, the Company initiated a plan to perform a companywide reorganization which resulted in the realignment of reporting structures and elimination of redundant positions. In addition, prior to the sale of Mustang, all of the foregoing operations were relocated into existing facilities. These initiatives consisted of one-time termination benefits and other shutdown costs that continued through the year ended December 31, 2020.

Restructuring accruals are presented below and are included within accrued liabilities in the consolidated balance sheets:

	Year ended December 31,
	2020	2019
Beginning accrued restructuring cost	$—	$2,884
Additions	160	(69)
Payments	(160)	(2,815)
Ending accrued restructuring cost	$—	$—

The cost of restructuring projects totaled $160 and $(69) during the year ended December 31, 2020 and 2019, respectively, representing employee-related severance and other benefits and incremental costs related to disposal activities. The Company has incurred $5,080 of cumulative restructuring charges since the commencement of the organizational realignment. The restructuring did not result in any asset write down.

Restructuring expenses are presented below and are included within restructuring and transactions cost in the Company’s consolidated statements of operations and comprehensive income (loss):

	Year ended December 31,
	2020	2019
Employee severance and other benefits	$160	$(177)
Other shutdown costs	—	108
	$160	$(69)

Other shut down costs primarily represents incremental costs associated with the consolidation of the Company’s facilities and manufacturing operations.